RELATED PARTY TRANSACTIONS (Details Narrative)					3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Integer $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) shares		Mar. 06, 2024 USD ($)	Feb. 16, 2024 $ / shares	Aug. 23, 2023 USD ($)	Aug. 18, 2023 $ / shares	Feb. 13, 2023 $ / shares	Sep. 12, 2022 USD ($)	Mar. 11, 2022 USD ($)	Sep. 14, 2018 USD ($)
Debt principal amount												$ 500,000
Interest rate									50.00%
Proceeds from note payable related party							$ 316,297	$ 75,000	$ 325,000
Debt conversion, converted instrument, amount	$ 1.00	$ 1.00
Warrants exercise per share | $ / shares			$ 11.50		$ 0.01		$ 0.01		$ 0.01
Debt instrument, issued, principal	$ 400,000	$ 150,000
Unborrowed working Capital Loans					$ 325,000		$ 325,000		$ 325,000
Share issued during the period, value							268,617
Promissory note- Seamless Note					316,297		316,297
Working capital					$ 5,412,119		$ 5,412,119		$ 4,516,047
Deposits														$ 1,740,000
Seamless Group Inc [Member]
Common stock, shares, issued | shares					58,030,000		58,030,000		58,030,000	58,030,000
Common stock value issued					$ 58,030		$ 58,030		$ 58,030	$ 58,030	[1]
Debt principal amount																			$ 7,500,000
Debt conversion, converted instrument, amount
Revenue							24,110,787	27,165,419	53,255,361	55,500,917
Litigation settlement							404,900,000	317,400,000	594,400,000	253,300,000
Interest paid									1,819,174	1,351,939	[2]
Other receivables					27,000,000		27,000,000		26,000,000
Subsequent Event [Member]
Debt principal amount												$ 500,000
Administrative Service Agreement [Member]
Payment for Administrative Fees					10,000				10,000
Administrative services fee					36,000	$ 30,000	72,000	60,000	120,000	120,000
Reimbursed cost							6,000	28,781	88,395	167,618
Related Party [Member] | Seamless Group Inc [Member]
Due to related party					90,403,958		90,403,958		86,488,519	83,757,317
Other receivables					5,714,588		5,714,588		7,287,376	4,483,228
Ripple Labs Singapore Pte Ltd [Member] | Seamless Group Inc [Member]
Working capital																		$ 50,000,000
Line of credit																	$ 5,000,000
Tranglo [Member] | Seamless Group Inc [Member]
Deposits					1,900,000		1,900,000		2,000,000.0	3,300,000
Revenue							600,000	1,100,000	1,800,000	2,600,000
Tranglo [Member] | Seamless Group Inc [Member] | Maximum [Member]
Deposits					50,000,000.0		50,000,000.0		50,000,000.0
GEA Limited [Member] | Seamless Group Inc [Member]
Deposits									2,500,000	2,500,000
Related party transaction amounts of transaction								104,200,000	104,200,000	485,300,000
Ripple Solution [Member] | Seamless Group Inc [Member]
Due to related party					$ 404,900,000	$ 421,600,000	404,900,000	421,600,000	698,600,000	738,600,000
Related party transaction amounts of transaction							157,400,000	304,200,000	475,300,000	721,100,000
Ripple [Member] | Seamless Group Inc [Member]
Interest paid							$ 303,339	$ 403,946	$ 812,473	191,245
IPO [Member]
Sale of stock price per share | $ / shares			$ 10.15		$ 10.15		$ 10.15		$ 10.15
Proceeds from offering			$ 202,998,782
IPO [Member] | Promissory Note [Member]
Proceeds from offering				$ 696,875
Proceeds from note payable related party				$ 338,038
Debt maturity date				Dec. 10, 2021
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Debt principal amount				$ 400,000
Interest rate				0.01%
IPO [Member] | Related Party [Member]
Due to related party					$ 0		$ 0		$ 0	$ 0
Affiliate Sponsor [Member]
Debt conversion, converted instrument, amount							$ 1,500,000		$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Warrants exercise per share | $ / shares					$ 1.00		$ 1.00		$ 1.00
Common Class B [Member]
Common stock, shares, issued | shares					5,833,083		5,833,083		5,833,083	5,833,083
Common stock value issued					$ 583		$ 583		$ 583	$ 583
Share issued, during the period | shares			99,999
Percentage of initial public offering					22.58%		22.58%		22.58%	22.58%
Share issued during the period, value			$ 268,617
Offering cost			2.87%
Stock issuance, cost			$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Common stock value issued					$ 25,100		$ 25,100		$ 25,100	$ 25,100
Share issued, during the period | shares							5,733,084		5,733,084	5,733,084
Common Class B [Member] | EF Hutton [Member]
Share issued, during the period | shares							69,999		69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Share issued, during the period | shares							30,000		30,000	30,000
Common Class A [Member]
Common stock, shares, issued | shares					0		0		0	0
Common stock value issued
Sale of stock price per share | $ / shares					$ 12.00		$ 12.00		$ 12.00				$ 11.36		$ 10.94	$ 10.49
Common Class A [Member] | Subsequent Event [Member]
Sale of stock price per share | $ / shares													$ 11.36
Common Class A [Member] | IPO [Member]
Share issued, during the period | shares			19,999,880
Sale of stock price per share | $ / shares			$ 10.00
Proceeds from offering			$ 199,998,800
Stock issuance, cost			$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Ordinary shares trading days | Integer							20		20

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.